Share-based Compensation (Summary of Nonvested Shares Activities) (Details) - Nonvested shares [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of nonvested shares
Outstanding at beginning of period	8,544,115
Granted	3,779,124
Vested	(3,568,506)
Forfeited	(1,868,350)
Outstanding at end of period	6,886,383
Vested and to be transferred to grantees	25,071,827
Vested and expect to vest	33,615,942
Weighted average fair value per nonvested share at the grant date
Outstanding at beginning of period | $ / shares	$ 26.85
Granted | $ / shares	39.57
Vested | $ / shares	19.31
Forfeited | $ / shares	35.57
Outstanding at end of period | $ / shares	$ 35.34